FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	$ 15,821,000
Transfers to Level 1		$ 0
Change in fair value	(6,084,000)
Ending balance	1,130,000			$ 15,821,000
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	13,805,441	10,643,808		10,643,808
Initial measurement on July 7, 2020 (Initial Public Offering)			$ 6,241,600
Change in fair value			4,402,208	3,161,633
Ending balance			10,643,808	13,805,441
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Initial measurement on July 7, 2020 (Initial Public Offering)			11,454,000
Transfers to Level 1			(11,046,900)
Change in fair value			(407,100)
Public Warrants | Fair Value Inputs Level3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfers to Level 1			11,100,000
Warrant Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	$ 13,805,441	$ 10,643,808		10,643,808
Initial measurement on July 7, 2020 (Initial Public Offering)			17,695,600
Transfers to Level 1			(11,046,900)
Change in fair value			3,995,108	3,161,633
Ending balance			$ 10,643,808	$ 13,805,441